Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
5.	CASH AND CASH EQUIVALENTS
  Cash and cash equivalents consisted of the following:
	As of March 31,
	2025	2026
	$	$

Cash on hand	11	9
Bank deposits	5,961	4,400

Total Cash and cash equivalents	5,972	4,409